Fees Summary	Apr. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 571,050,000.00
Previously Paid Amount	0.00
Total Fee Amount	87,427.76
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 87,427.76
Narrative - Max Aggregate Offering Price	$ 571,050,000.00
Final Prospectus	true